Components of Changes in Non-cash Working Capital Balances (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Change In Noncash Working Capital Balances [Abstract]
Accounts receivable	$ 30,431	$ (143,832)
Inventory	(637)	(10,482)
Accounts payable and accrued liabilities	(50,787)	121,878
Non cash working capital	(20,993)	(32,436)
Operations	(32,838)	(45,890)
Investments	$ 11,845	$ 13,454